RETIREMENT BENEFIT OBLIGATIONS (Details) $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($) country item	Dec. 31, 2018 USD ($)
Disclosure of defined benefit plans [line items]
Funded	$ 65	$ 56
Unfunded	(30)	(22)
Amount recognised on the balance sheet – liability	(136)	(114)
Amount recognised on the balance sheet – asset	$ 106	92
Pension plans
Disclosure of defined benefit plans [line items]
Number of countries | country	14
Number of major defined benefit plans | item	2
Pension plans | Minimium
Disclosure of defined benefit plans [line items]
Retirement benefits as a percentage of final salary	1.30%
Minimum funding requirement period	7 years
Pension plans | Maximum
Disclosure of defined benefit plans [line items]
Retirement benefits as a percentage of final salary	66.70%
Pension plans | United Kingdom | Funded plans
Disclosure of defined benefit plans [line items]
Funded	$ 75	77
Pension plans | United States of America | Funded plans
Disclosure of defined benefit plans [line items]
Funded	27	13
Pension plans | Other | Funded plans
Disclosure of defined benefit plans [line items]
Funded	(37)	(34)
Pension plans | Other | Unfunded plans
Disclosure of defined benefit plans [line items]
Unfunded	(79)	(60)
Retirement Healthcare | Unfunded plans
Disclosure of defined benefit plans [line items]
Unfunded	$ (16)	$ (18)